Net Profit/Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Profit/Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Profit/(Loss) Per Share

The computation of the Company’s basic and diluted net profit/(loss) per share is as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Numerator:
Net (loss)/profit-continuing operations	$(1,362,270)	$6,296,515	$(1,704,994)
Net loss – discontinued operations	-	-	6,908,558
Total net (loss)/profit	(1,362,270)	6,296,515	5,203,564

Denominator:
Weighted-average shares outstanding-Basic	8,665,047	4,104,283	654,419
Stock options and restricted shares	-	-	588,767
Weighted-average shares outstanding-Diluted	8,665,047	4,104,283	1,243,186
(Loss)/Earnings per share-continuing operations
-Basic	$(0.16)	$1.53	$(2.61)
-Diluted	$(0.16)	$1.53	$(1.37)

Earnings per share-discontinued operations
-Basic	$-	$-	$10.56
-Diluted	$-	$-	$5.56